INVESTMENTS - Summary of Company's Investments (Detail) (Parenthetical) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Equity Method Investments 1 [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Underlying Equity in Net Assets	$ 21.5	$ 32.4
Equity Method Investments 2 [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Underlying Equity in Net Assets	27.7	26.5
Equity Method Investments Three [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Underlying Equity in Net Assets	$ 10.6	$ 21.4